Shareholder Fees - FidelityRealEstateInvestmentPortfolio-PRO	Sep. 29, 2023 USD ($)
FidelityRealEstateInvestmentPortfolio-PRO | Fidelity Real Estate Investment Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none